Revenues	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Revenues
Note 24 -	Revenues

	Year ended December 31,
	2015		2016		2017
	NIS		NIS		NIS
Domestic fixed line communications
Fixed line telephony	1,456	*	1,352	*	1,255
Internet - infrastructure	1,438	*	1,461	*	1,488
Transmission and data communication	835	*	835	*	775
Cloud and digital services	184	*	203	*	230
Other services	212		213		205
	4,125		4,064		3,953

Cellular
Cellular services and terminal equipment	1,948		1,777		1,743
Sale of terminal equipment	884		811		757
	2,832		2,588		2,500

International communications, internet services and NEP	1,487		1,480		1,467

Multi-channel television	1,333		1,745		1,650

Others	208		207		219
	9,985		10,084		9,789